Net Loss per Share - Schedule of earning per shares basic and diluted (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net loss	$ (86,393)	¥ (601,455)	¥ (209,295)	¥ (163,932)
Net loss/(income) attributable to non-controlling interests shareholders	(7)	(48)	385	30,355
Accretions of convertible redeemable preferred shares to redemption value	(5,156)	(35,893)	(30,311)
Net loss attributable to ordinary shareholders of the Company	$ (91,556)	¥ (637,396)	¥ (239,221)	¥ (133,577)
Denominator:
Weighted average number of ordinary shares/ADSs outstanding, basic	95,445,982	95,445,982	85,346,790	65,387,160
Weighted average number of ordinary shares/ADSs outstanding, diluted	95,445,982	95,445,982	85,346,790	65,387,160
Net loss per share/ADS, basic | (per share)	$ (0.96)	¥ (6.68)	¥ (2.80)	¥ (2.04)
Net loss per share/ADS, diluted | (per share)	$ (0.96)	¥ (6.68)	¥ (2.80)	¥ (2.04)